Financing Receivables	12 Months Ended
Mar. 31, 2013
Financing Receivables

21.    Financing receivables:

NTT Group has certain “Financing receivables” including loans and lease receivables. These financing receivables are mainly held by the financial subsidiaries of NTT. NTT manages these financing receivables by classifying them into “Installment sales receivable,” “Lease receivable,” “Loans receivable,” “Credit receivable” and “Others.”

The allowance for doubtful accounts against financing receivables collectively evaluated for impairment is computed based on each historical bad debt experience. The allowance for doubtful accounts against financing receivables individually evaluated for impairment is computed based on the estimated uncollectible amount based on the analysis of certain individual accounts. In addition, financial receivables that are determined to be uncollectible due to, among other factors, the condition of the debtor are written off at the time of determination.

Rollforward of allowance for credit losses and recorded investment in financing receivables for the fiscal years ended March 31, 2012 and 2013 are as follows:

	2012
	Installment sales receivable	Lease receivable	Loans receivable	Credit receivable	Others	Total
	Millions of yen
Allowance for credit losses:
Balance at March 31, 2011	¥7,593	¥26,391	¥12,091	¥4,877	¥73	¥51,025
Provision	3,568	(5,924)	(1,238)	2,546	59	(989)
Charge off	(3,688)	(3,673)	(2,481)	(2,740)	(54)	(12,636)
Balance at March 31, 2012	7,473	16,794	8,372	4,683	78	37,400
collectively evaluated for impairment	6,439	7,686	3,935	4,683	6	22,749
individually evaluated for impairment	1,034	9,108	4,437	—	72	14,651
Financing receivable:
Balance at March 31, 2012	336,980	375,506	65,564	223,821	1,439	1,003,310
collectively evaluated for impairment	335,597	363,345	57,233	223,821	1,367	981,363
individually evaluated for impairment	1,383	12,161	8,331	—	72	21,947

	2013
	Installment sales receivable	Lease receivable	Loans receivable	Credit receivable	Others	Total
	Millions of yen
Allowance for credit losses:
Balance at March 31, 2012	¥7,473	¥16,794	¥8,372	¥4,683	¥78	¥37,400
Provision	2,900	(2,967)	(1,957)	2,132	29	137
Charge off	(3,558)	(2,547)	(285)	(3,428)	—	(9,818)
Recovery	14	143	24	3	—	184
Balance at March 31, 2013	6,829	11,423	6,154	3,390	107	27,903
collectively evaluated for impairment	6,275	4,375	1,002	3,390	3	15,045
individually evaluated for impairment	554	7,048	5,152	—	104	12,858
Financing receivable:
Balance at March 31, 2013	574,375	347,417	92,624	239,529	442	1,254,387
collectively evaluated for impairment	573,698	338,046	84,294	239,529	338	1,235,905
individually evaluated for impairment	677	9,371	8,330	—	104	18,482

Among financing receivables, the main receivables held by the financial subsidiaries are recognized as being in arrears on the basis of time passed since the payment date. Financing receivables determined to have no prospects for collecting contractual interest on the basis of past due date and other factors are no longer recorded as accruing interest.

Financing receivables on nonaccrual status at March 31, 2012 and 2013 are as follows:

	2012	2013
	Millions of yen
Installment sales receivable	¥434	¥320
Lease receivable	8,922	7,239
Loans receivable	9,251	9,035
Credit receivable	1,342	848
Others	74	240

Total	¥20,023	¥17,682

NTT determines the credit quality of financing receivables on the basis of arrearages of receivables and the conditions of debtors, among other factors. Financing receivables for which arrearages continue over a long period are classified as “nonperforming receivables,” and all other receivables are classified as “performing receivables.” Analysis of the age of the recorded investment in financing receivables at March 31, 2012 and 2013 are as follows:

	2012
	Performing		Nonperforming	Total	Greater than 90 days and accruing
	Current	1-89 days past due	Greater than 90 days
	Millions of yen
Installment sales receivable	¥330,976	¥1,576	¥4,428	¥336,980	¥186
Lease receivable	400,128	3,453	10,368	413,949	1,447
Credit receivable	219,617	2,943	1,342	223,902	—
Others	2,191	5	69	2,265	—

Total	¥952,912	¥7,977	¥16,207	¥977,096	¥1,633

	2012
	Performing	Nonperforming	Total	Past due and accruing
	Current	Past due
	Millions of yen
Loans receivable	¥196,056	¥9,372	¥205,428	¥—

	2013
	Performing		Nonperforming	Total	Greater than 90 days and accruing
	Current	1-89 days past due	Greater than 90 days
	Millions of yen
Installment sales receivable	¥569,533	¥1,610	¥3,232	¥574,375	¥649
Lease receivable	381,643	4,429	8,265	394,337	1,026
Credit receivable	236,375	2,306	848	239,529	—
Others	1,883	—	56	1,939	—

Total	¥1,189,434	¥8,345	¥12,401	¥1,210,180	¥1,675

	2013
	Performing	Nonperforming	Total	Past due and accruing
	Current	Past due
	Millions of yen
Loans receivable	¥227,050	¥8,672	¥235,722	¥—

NTT Group classifies financing receivables as impaired when, based on current information and events, it is probable that NTT will be unable to collect all amounts due according to the contractual terms of the loan agreement, and identifies such impaired receivables as “Impaired financing receivables.” Impaired financing receivables at March 31, 2012 and 2013 are as follows:

	2012
	Recorded Investment	Related Allowance	Unpaid Principal Balance	Average Recorded Investment
	Millions of yen
With an allowance recorded	¥9,071	¥5,236	¥9,071	¥10,405
With no related allowance recorded	¥5	¥—	¥56	¥20

	2013
	Recorded Investment	Related Allowance	Unpaid Principal Balance	Average Recorded Investment
	Millions of yen
With an allowance recorded	¥8,337	¥5,281	¥8,337	¥8,584
With no related allowance recorded	¥6	¥—	¥459	¥5